Changes in accounting pronouncements	12 Months Ended
Dec. 31, 2025
Changes in accounting pronouncements
Changes in accounting pronouncements

3. Changes in accounting pronouncements

Issuance of IFRS 18 - Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued the new accounting standard, IFRS 18 'Presentation and Disclosure in Financial Statements'. IFRS 18 will replace IAS 1 'Presentation of Financial Statements' and provides a defined structure to the statement of net earnings (loss) and comprehensive income and related disclosure  requirements. Key changes include a new operating profit subtotal and requires income and expenses to be classified into operating, investing, and financing categories, based on the entity’s main business activities. The new standard is effective for annual reporting periods beginning on or after January 1, 2027 and is required to be adopted retrospectively. Vermilion is currently reviewing income and expense classifications, management-defined performance measures, and contractual arrangements to assess the impact the standard will have on the consolidated financial statements.

Amendments to IFRS 9 - Financial Instruments and IFRS 7 Financial Instruments: Disclosure

In May 2024, the IASB issued amendments to IFRS 9 ‘Financial Instruments’ and IFRS 7 ‘Financial Instruments: Disclosures’ relating to settling financial liabilities using an electronic payment system and assessing contractual cash flow characteristics of financial assets. The amendments will be effective for annual reporting periods beginning on January 1, 2026, and are not expected to have a material impact on the consolidated financial statements.